Loans and Borrowings - Disclosure of Detailed Information About Borrowings Explanatory (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	$ 545,241	$ 264,049	$ 214,559
Less: Current portion of loans and borrowings	(13,333)	(61,574)
Non-current portion of loans and borrowings	531,908	202,475
Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	289,910	116,625
2020 Convertible Notes [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	126,645
2019 Convertible Notes [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	$ 128,686	125,850
Standby Loan [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings		12,000
Debenture [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings		$ 9,574